Strategic Investments - Investee - B (Details)	12 Months Ended
	Jun. 30, 2019 CAD ($) year	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 USD ($)	Jul. 02, 2018 CAD ($) $ / shares	Jul. 02, 2018 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on marketable securities	$ (16,199,000)	$ 173,387,000
Derivatives and Convertible Debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized gain (loss) on marketable securities	(16,199,000)	$ 173,387,000
Derivatives and Convertible Debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets, at fair value	14,300,000		$ 11,000,000
Unrealized gain (loss) on marketable securities	900,000
Estimated share price (in CAD per share)	$ 3.71
Interest rate, significant unobservable inputs, assets	1.75%
Dividend yield	0.00%
Historical stock price volatility	34.00%
Credit spread	0.0113
Expected life | year	4.01
Investee-B | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investor rights agreement, milestone options, nomination of a director, required entity ownership percentage				10.00%	10.00%
Volatility Risk | Derivatives and Convertible Debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reasonably possible change in variable	10.00%		10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, assets	$ (200,000)
Equity price risk
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reasonably possible change in variable	10.00%		10.00%
Equity price risk | Derivatives and Convertible Debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reasonably possible change in variable	10.00%		10.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, assets	$ (300,000)
Convertible Debentures | Derivatives and Convertible Debentures at FVTPL | Investee-B
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Notional amount				$ 13,403,000	$ 10,000,000
Interest rate				1.50%	1.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares				$ 4.9585